Share and Capital Reserve - Summary of Inputs Into Black Scholes Option Pricing Model (Detail)	Dec. 09, 2019 yr $ / shares	Apr. 01, 2019 yr $ / shares
Disclosure Of Inputs Into Black Scholes Option Pricing Model [Line Items]
Share price at grant date	$ 269.54	$ 300.39
Exercise price	$ 262.77	$ 262.77
Expected volatility	42.00%	32.00%
Option life | yr	10	10
Annual risk-free interest rate	1.61%	2.18%